SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended					6 Months Ended				12 Months Ended
		Jun. 30, 2021		Mar. 31, 2021	Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted Average Ordinary Shares Outstanding, Beginning Balance		90,852,607		87,777,553			87,777,553
Change in shares, SAPESCO - NESR ordinary share consideration (issued January 14, 2021)	[1]						2,237,000
Weighted Average Ordinary Shares Outstanding, SAPESCO - NESR ordinary share consideration (issued January 14, 2021)	[1]						2,237,000
Change in Shares, SAPESCO - Additional Earn-Out Shares (issued January 14, 2021)	[2]						145,039
Weighted Average Ordinary Shares Outstanding, SAPESCO - Additional Earn-Out Shares (issued January 14, 2021)	[2]						145,039
Change in Shares, Restricted Stock Vesting							87,905
Weighted average ordinary shares outstanding, Restricted stock vesting							61,679		175,961
Change in Shares, Restricted Stock Vesting							316,781
Weighted Average Ordinary Shares Outstanding, Restricted Stock Vesting							185,518
Change in Shares, Restricted Stock Vesting							288,329
Weighted Average Ordinary Shares Outstanding, Restricted Stock Vesting							165,670
Change in Shares, SAPESCO - Contingently Issuable Shares (contingency resolved at December 31, 2020; all but 7,268 issued on June 8, 2021)		157,702	[3]				157,702	[4]
Weighted Average Ordinary Shares Outstanding, SAPESCO - Contingently Issuable Shares (contingency resolved at December 31, 2020; all but 7,268 issued on June 8, 2021)		157,702	[3]				157,702	[4]
Change in Shares, SAPESCO - Contingently Issuable Shares (contingency resolved at March 31, 2021; issued on June 8, 2021		113,215	[3]				113,215	[4]
Weighted Average Ordinary Shares Outstanding, Contingently Issuable Shares (contingency resolved at March 31, 2021; issued on June 8, 2021		113,215,000	[3]				57,546,000	[4]
Change in Shares, SAPESCO - Contingently Issuable Shares (issued on June 8, 2021)		2,962	[3]				2,962	[4]
Weighted Average Ordinary Shares Outstanding, SAPESCO - Contingently Issuable Shares (issued on June 8, 2021)		749	[3]				376	[4]
Weighted Average Ordinary Shares Outstanding, Ending Balance		90,788,083		90,852,607			90,788,083				87,777,553
[custom:SharesIssuedDuringPeriod-2]		91,124,273					91,124,273
Undistributed & distributed earnings to common shareholders, Basic EPS - common shares		$ 7,821			$ 10,377		$ 19,293		$ 22,167
Common shares, Basic EPS - common shares		91,124,273			88,232,694,000		90,788,083		87,731,986,000
EPS, Basic EPS - common shares		$ 0.09			$ 0.12		$ 0.21		$ 0.25
Undistributed & distributed earnings to common shareholders, Restricted Stock Units
Common shares, Restricted Stock Units		951,909					1,017,423
Undistributed & distributed earnings to common shareholders, Antidilution sequencing - subtotal		$ 7,821					$ 19,293
Common shares, Antidilution sequencing - subtotal		92,076,182					91,805,506
EPS, Antidilution sequencing - subtotal		$ 0.08					$ 0.21
Undistributed & distributed earnings to common shareholders, Decrease/(increase) in the fair value of the warrants
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 5.75				$ 5.75
Common shares, 0 (zero) Private Warrants @ $5.75 per half share
Common Shares, 35,540,380 Public Warrants @ $5.75 per half share		2,560,192					1,562,517
Undistributed & distributed earnings to common shareholders, Antidilution sequencing - subtotal		$ 7,821					$ 19,293
Common shares, Antidilution sequencing - subtotal		94,636,374					93,368,023
EPS, Antidilution sequencing - subtotal		$ 0.08					$ 0.21
Undistributed & distributed earnings to common shareholders, Diluted EPS - common shares		$ 7,821					$ 19,293
Common shares, Diluted EPS - common shares		94,636,374			88,232,694		93,368,023		87,731,986
EPS, Diluted EPS - common shares		$ 0.08			$ 0.12		$ 0.21		$ 0.25
Weighted Average Ordinary Shares Outstanding, Beginning Balance				87,777,553	87,495,221		87,777,553		87,187,289		87,187,289
Shares issued					2,237,000	[5]			2,237,000	[6]
Weighted average ordinary shares outstanding, Shares to be issued in SAPESCO transaction		737,473	[5]				368,736	[6]
[custom:CommonStockSharesIssuedDuringPeriod-2]					88,232,694				88,232,694
Change in shares, Restricted stock vesting									307,932
Common Stock, Shares, Issued		91,119,218			87,731,986		91,119,218		87,731,986		87,777,553
Weighted average ordinary shares outstanding		91,124,273			88,232,694		90,788,083		87,731,986
Allocation of Participating Earnings [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average ordinary shares outstanding					88,232,694				87,731,986
Non-vested, participating restricted shares					1,163,757				1,163,757
Shares for use in allocation of participating earnings					89,396,451				88,895,743
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		0					0
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 5.75	$ 5.75				$ 5.75
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		35,540,380					35,540,380
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.75					$ 5.75

[1]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such
[2]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such
[3]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such
[4]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such
[5]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued, as such 2,237,000 shares issued in the first quarter of 2021 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share.
[6]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued, as such 2,237,000 shares issued in the first quarter of 2021 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share.